Unaudited Interim Condensed Consolidated Statement of Comprehensive Income	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2022 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue from contract services	RM 38,289,161	$ 9,089,415	RM 21,776,845	RM 61,838,681	$ 13,817,155	RM 107,896,941	RM 30,686,871
Revenue from sales of goods	2,507,413	595,232	7,595,546	22,611,383	5,052,259	35,386,851	24,360,650
Revenue from contract services – related parties	14,669,420	3,482,355	1,067,194	5,894,524	1,317,065	4,770,181	8,460,447
Revenue from sales of goods – related parties							1,498
Total Revenue	55,465,994	13,167,002	30,439,585	90,344,588	20,186,479	148,053,973	63,509,466
Cost of sales from contract services	(46,953,622)	(11,146,259)	(21,459,409)	(63,519,904)	(14,192,806)	(98,119,824)	(32,301,365)
Cost of sales from sales of goods	(2,262,004)	(536,975)	(6,750,913)	(20,579,547)	(4,598,267)	(32,081,202)	(22,522,909)
Cost of sales for contract services – related party	(386,972)	(91,863)	(1,799)	(2,667)	(596)
Cost of sales from sales of goods – related parties							(826)
Total cost of sales	(49,602,598)	(11,775,097)	(28,212,121)	(84,102,118)	(18,791,669)	(130,201,026)	(54,825,100)
Gross profit	5,863,396	1,391,905	2,227,464	6,242,470	1,394,810	17,852,947	8,684,366
Selling and administrative	(6,127,228)	(1,454,534)	(3,454,946)	(11,734,782)	(2,622,005)	(6,596,538)	(3,244,159)
Selling and administrative to related party	(216,352)	(51,360)	(56,441)	(115,419)	(25,789)	(102,109)	(173,792)
Income/(loss) from operation before income tax	(480,184)	(113,989)	(1,283,923)	(5,607,731)	(1,252,984)	11,154,300	5,266,415
Other income	848,670	201,465	118,707	1,937,015	432,804	47,110	182,808
Other income from related party			50,188	86,864	19,409	93,310	71,352
Finance cost	(2,090,193)	(496,188)	(703,418)	(1,916,006)	(428,110)	(1,183,241)	(146,803)
Finance cost – related parties	(59,223)	(14,059)	(63,514)	(150,591)	(33,648)	(318,332)	(182,533)
Profit/(loss) before income tax	(1,780,930)	(422,771)	(1,881,960)	(5,650,449)	(1,262,529)	9,793,147	5,191,239
Income tax benefit/(expense)	(148,668)	(35,292)	170,138	500,444	111,818	(2,646,079)	(1,247,733)
Net profit/(loss) for the year	(1,929,598)	(458,063)	(1,711,822)	(5,150,005)	(1,150,711)	7,147,068	3,943,506
Other comprehensive income				125,848	28,119	6,360
Other comprehensive income/(loss):
Currency translation arising from consolidation	(270,178)	(64,137)	2,224
Total comprehensive loss for the period	(2,199,776)	(522,200)	(1,709,598)	(5,024,157)	(1,122,592)	7,153,428	3,943,506
Loss attributable to:
Equity owners of the Company	(2,199,776)	(522,200)	(1,709,598)	(5,024,157)	(1,122,592)	7,153,428	3,943,506
Non-controlling interests
Total	RM (2,199,776)	$ (522,200)	RM (1,709,598)	RM (5,024,157)	$ (1,122,592)	RM 7,153,428	RM 3,943,506
Basic and diluted net loss per share:
Basic Net Income/(loss) per Share (in Ringgits per share and Dollars per share) | (per share)	RM (0.12)	$ (0.03)	RM (0.11)	RM (0.28)	$ (0.06)	RM 0.46	RM 0.25
Diluted Net Income/(loss) per Share (in Ringgits per share and Dollars per share) | (per share)	RM (0.12)	$ (0.03)	RM (0.11)	RM (0.28)	$ (0.06)	RM 0.46	RM 0.25
Weighted average number of common shares outstanding – Basic and diluted:
Weighted Average Number of Common Shares Outstanding – Basic (in Shares)	18,450,460	18,450,460	15,700,000	17,665,289	17,665,289	15,700,000	15,700,000
Weighted Average Number of Common Shares Outstanding – Diluted (in Shares)	18,450,460	18,450,460	15,700,000	17,665,289	17,665,289	15,700,000	15,700,000